Basis of preparation (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Exchange rate	3.215
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Exchange rate	1.00